Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2022
Warrant Liability
Schedule of Warrant Liability	The Warrant liability at September 30, 2022 was as follows:
Note Warrants	$82,352
Trading and Overallotment Warrants	3,018,750
Total	$3,101,102

Schedule of Changes in the Warrant Liability

The following table presents the changes in the Warrant liability of the Level 1 warrants issued on April 14, 2022, the effective date of the IPO measured at fair value:

Total

FMV of Note Warrants, at issuance	$157,647

FMV of Trading and Overallotment Warrants, at issuance	5,778,750

Change in fair value of warrant liability, issuance through September 30, 2022	(2,835,295)

Fair Value at September 30, 2022	$3,101,102